OTHER RESERVES (Tables)	12 Months Ended
Dec. 31, 2020
Other reserves
OTHER RESERVES (Tables) [Line Items]
Schedule of Other Reserves

	The Group			The Bank
	2020	2019	2018	2020	2019	2018
	£m	£m	£m	£m	£m	£m
Other reserves comprise:
Merger reserve	6,348	6,348	6,348	—	—	—
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	(558)	(538)	(379)	14	103	281
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	—	—	—	—	—	—
Cash flow hedging reserve	1,507	1,556	1,110	1,367	1,607	1,268
Foreign currency translation reserve	(116)	(116)	(114)	1	—	(6)
At 31 December	7,181	7,250	6,965	1,382	1,710	1,543